Financial income, financial expenses and exchange losses - Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial income
Securities	€ 5,517	€ 6,290
Hedging operations	1,596	302
Interest on financial other assets	1,095	527
Interest on financial receivables/loans	106	197
Derivative financial instruments	3,180	95
Other financial income	760	13
Total financial income	15,601	15,901	[1]
Financial expenses
Options - Changes in fair value	(2,137)	(15,705)
Warrants - Changes in fair value	(22,909)	0
Hedging operations	(3,179)	(5,626)
Interest and financial charges for lease liabilities	(6,654)	(4,947)
Securities	(2,488)	(12,996)
Interest on bank loans and overdrafts	(6,299)	(20)
Interest expenses on interest rate swaps	(207)	(936)
Derivative financial instruments	0	0
Other financial expenses	(719)	(1,735)
Total financial expenses	(44,592)	(41,965)	[1]
Foreign exchange losses	(7,003)	(9,893)	[1]
Tom Ford International LLC
Financial expenses
Foreign exchange losses	(4,705)
Options
Financial income
Changes in fair value	3,347	60
Warrants
Financial income
Changes in fair value	€ 0	€ 8,417

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.